ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13: — ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2025	2024
Employees and payroll accruals	$1,831	$1,739
Accrued expenses	710	1,087
Deferred revenues	2,842	3,147
Consideration payable in connection with a business combination	139	712
Other	395	338
	$5,917	$7,023